Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	—	8	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	—	(81)	(2,232)	—	(2,314)
Other operating expenses	(16)	(95)	(38)	(510)	—	(659)
Depreciation expense	—	(4)	(17)	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring costs	—	(11)	(3)	(22)	—	(36)
Total expenses	(17)	(110)	(139)	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(110)	(131)	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	221	313	102	(636)	—
Expenses due to Group undertakings	—	(33)	(179)	(424)	636	—
Interest expense	(43)	(35)	(45)	(12)	—	(135)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(177)	(42)	582	230	518
Income taxes	—	25	24	(208)	—	(159)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(152)	(18)	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	570	76	—	(1,083)	—
NET INCOME	362	428	58	378	(853)	373
Less: Net loss attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$362	$428	$58	$367	$(853)	$362
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	—	1	17	—	18
Other income	—	—	—	4	—	4
Total revenues	—	—	1	3,479	—	3,480
EXPENSES
Salaries and benefits	(2)	—	(96)	(2,377)	—	(2,475)
Other operating expenses	(6)	(80)	(78)	(436)	—	(600)
Depreciation expense	—	(1)	(15)	(63)	—	(79)
Amortization of intangible assets	—	—	—	(59)	—	(59)
Goodwill impairment charge	—	—	—	(492)	—	(492)
Total expenses	(8)	(81)	(189)	(3,427)	—	(3,705)
OPERATING (LOSS) INCOME	(8)	(81)	(188)	52	—	(225)
Other income (expense), net	2	(2)	(1)	17	—	16
Income from Group undertakings	—	201	316	111	(628)	—
Expenses due to Group undertakings	—	(67)	(147)	(414)	628	—
Interest expense	(43)	(7)	(70)	(8)	—	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(49)	44	(90)	(242)	—	(337)
Income taxes	—	31	34	(166)	—	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(49)	75	(56)	(408)	—	(438)
Interest in earnings of associates, net of tax	—	8	—	(3)	—	5
Equity account for subsidiaries	(397)	(480)	(172)	—	1,049	—
NET LOSS	(446)	(397)	(228)	(411)	1,049	(433)
Less: Net income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(397)	$(228)	$(424)	$1,049	$(446)
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$8	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	—	8	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	—	(103)	(2,103)	—	(2,207)
Other operating expenses	(5)	(69)	(163)	(399)	—	(636)
Depreciation expense	—	(3)	(20)	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(72)	(286)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(72)	(278)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	191	364	86	(641)	—
Expenses due to Group undertakings	(10)	(34)	(141)	(456)	641	—
Loss on extinguishment of debt	—	—	(60)	—	—	(60)
Interest expense	(42)	(16)	(63)	(5)	—	(126)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	65	(178)	675	(10)	499
Income taxes	—	23	—	(145)	—	(122)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	88	(178)	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	320	150	—	(888)	—
NET INCOME (LOSS)	365	417	(28)	521	(898)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$365	$417	$(28)	$509	$(898)	$365
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$8	$3,759	$—	$3,767
Investment income	—	—	16	—	16
Other income	—	—	19	—	19
Total revenues	—	8	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	(81)	(2,232)	—	(2,314)
Other operating expenses	(16)	(133)	(510)	—	(659)
Depreciation expense	—	(21)	(71)	—	(92)
Amortization of intangible assets	—	—	(54)	—	(54)
Restructuring expenses	—	(14)	(22)	—	(36)
Total expenses	(17)	(249)	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(241)	905	—	647
Other (expense) income, net	(15)	(220)	11	230	6
Income from Group undertakings	—	424	102	(526)	—
Expenses due to Group undertakings	—	(102)	(424)	526	—
Interest expense	(43)	(80)	(12)	—	(135)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(219)	582	230	518
Income taxes	—	49	(208)	—	(159)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(170)	374	230	359
Interest in earnings of associates, net of tax	—	10	4	—	14
Equity account for subsidiaries	437	588	—	(1,025)	—
NET INCOME	362	428	378	(795)	373
Less: Net income attributable to noncontrolling interests	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$362	$428	$367	$(795)	$362
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$3,458	$—	$3,458
Investment income	—	1	17	—	18
Other income	—	—	4	—	4
Total revenues	—	1	3,479	—	3,480
EXPENSES
Salaries and benefits	(2)	(96)	(2,377)	—	(2,475)
Other operating expenses	(6)	(158)	(436)	—	(600)
Depreciation expense	—	(16)	(63)	—	(79)
Amortization of intangible assets	—	—	(59)	—	(59)
Goodwill impairment charge	—	—	(492)	—	(492)
Total expenses	(8)	(270)	(3,427)	—	(3,705)
OPERATING (LOSS) INCOME	(8)	(269)	52	—	(225)
Other income (expense), net	2	(3)	17	—	16
Income from Group undertakings	—	409	111	(520)	—
Expenses due to Group undertakings	—	(106)	(414)	520	—
Interest expense	(43)	(77)	(8)	—	(128)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(49)	(46)	(242)	—	(337)
Income taxes	—	65	(166)	—	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(49)	19	(408)	—	(438)
Interest in earnings of associates, net of tax	—	8	(3)	—	5
Equity account for subsidiaries	(397)	(424)	—	821	—
NET LOSS	(446)	(397)	(411)	821	(433)
Less: Net income attributable to noncontrolling interests	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(397)	$(424)	$821	$(446)
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$8	$3,625	$—	$3,633
Investment income	—	—	15	—	15
Other income	—	—	7	—	7
Total revenues	—	8	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	(103)	(2,103)	—	(2,207)
Other operating expenses	(5)	(232)	(399)	—	(636)
Depreciation expense	—	(23)	(71)	—	(94)
Amortization of intangible assets	—	—	(55)	—	(55)
Total expenses	(6)	(358)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(350)	1,019	—	663
Other income (expense), net	5	(4)	31	(10)	22
Income from Group undertakings	—	466	86	(552)	—
Expenses due to Group undertakings	(10)	(86)	(456)	552	—
Loss on extinguishment of debt	—	(60)	—	—	(60)
Interest expense	(42)	(79)	(5)	—	(126)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	(113)	675	(10)	499
Income taxes	—	23	(145)	—	(122)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	(90)	530	(10)	377
Interest in earnings of associates, net of tax	—	9	(9)	—	—
Equity account for subsidiaries	418	498	—	(916)	—
NET INCOME	365	417	521	(926)	377
Less: Net income attributable to noncontrolling interests	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$365	$417	$509	$(926)	$365
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	1	—	17	—	18
Other income	—	—	—	4	—	4
Total revenues	—	1	—	3,479	—	3,480
EXPENSES
Salaries and benefits	(2)	(96)	—	(2,377)	—	(2,475)
Other operating expenses	(6)	(158)	—	(436)	—	(600)
Depreciation expense	—	(16)	—	(63)	—	(79)
Amortization of intangible assets	—	—	—	(59)	—	(59)
Goodwill impairment	—	—	—	(492)	—	(492)
Total expenses	(8)	(270)	—	(3,427)	—	(3,705)
OPERATING (LOSS) INCOME	(8)	(269)	—	52	—	(225)
Other income (expense), net	2	(4)	1	17	—	16
Income from Group undertakings	—	436	79	111	(626)	—
Expenses due to Group undertakings	—	(185)	(27)	(414)	626	—
Interest expense	(43)	(69)	(8)	(8)	—	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(49)	(91)	45	(242)	—	(337)
Income taxes	—	76	(11)	(166)	—	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(49)	(15)	34	(408)	—	(438)
Interest in earnings of associates, net of tax	—	8	—	(3)	—	5
Equity account for subsidiaries	(397)	(390)	(461)	—	1,248	—
NET LOSS	(446)	(397)	(427)	(411)	1,248	(433)
Less: Net income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(397)	$(427)	$(424)	$1,248	$(446)
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,625	$—	$3,633
Investment income	—	—	—	15	—	15
Other income	—	—	—	7	—	7
Total revenues	—	8	—	3,647	—	3,655
EXPENSES
Salaries and benefits	(1)	(103)	—	(2,103)	—	(2,207)
Other operating expenses	(5)	(231)	(1)	(399)	—	(636)
Depreciation expense	—	(23)	—	(71)	—	(94)
Amortization of intangible assets	—	—	—	(55)	—	(55)
Total expenses	(6)	(357)	(1)	(2,628)	—	(2,992)
OPERATING (LOSS) INCOME	(6)	(349)	(1)	1,019	—	663
Other income (expense), net	5	(4)	—	31	(10)	22
Income from Group undertakings	—	491	68	86	(645)	—
Expenses due to Group undertakings	(10)	(153)	(26)	(456)	645	—
Loss on extinguishment of debt	—	(60)	—	—	—	(60)
Interest expense	(42)	(61)	(18)	(5)	—	(126)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(53)	(136)	23	675	(10)	499
Income taxes	—	29	(6)	(145)	—	(122)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(53)	(107)	17	530	(10)	377
Interest in earnings of associates, net of tax	—	9	—	(9)	—	—
Equity account for subsidiaries	418	515	344	—	(1,277)	—
NET INCOME	365	417	361	521	(1,287)	377
Less: Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$365	$417	$361	$509	$(1,287)	$365

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$8	$—	$3,759	$—	$3,767
Investment income	—	—	—	16	—	16
Other income	—	—	—	19	—	19
Total revenues	—	8	—	3,794	—	3,802
EXPENSES
Salaries and benefits	(1)	(81)	—	(2,232)	—	(2,314)
Other operating expenses	(16)	(133)	—	(510)	—	(659)
Depreciation expense	—	(21)	—	(71)	—	(92)
Amortization of intangible assets	—	—	—	(54)	—	(54)
Restructuring expenses	—	(14)	—	(22)	—	(36)
Total expenses	(17)	(249)	—	(2,889)	—	(3,155)
OPERATING (LOSS) INCOME	(17)	(241)	—	905	—	647
Other (expense) income, net	(15)	(220)	—	11	230	6
Income from Group undertakings	—	450	91	102	(643)	—
Expenses due to Group undertakings	—	(190)	(29)	(424)	643	—
Interest expense	(43)	(44)	(36)	(12)	—	(135)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(75)	(245)	26	582	230	518
Income taxes	—	54	(5)	(208)	—	(159)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(75)	(191)	21	374	230	359
Interest in earnings of associates, net of tax	—	10	—	4	—	14
Equity account for subsidiaries	437	609	314	—	(1,360)	—
NET INCOME	362	428	335	378	(1,130)	373
Less: Net income attributable to noncontrolling interests	—	—	—	(11)	—	(11)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$362	$428	$335	$367	$(1,130)	$362

Condensed Statement of Comprehensive Income [Table Text Block]
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(110)	$49	$(3)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Group Holdings	$(11)	$69	$(110)	$44	$(3)	$(11)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(494)	$(263)	$(519)	$1,289	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(494)	$(263)	$(532)	$1,289	$(552)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$74	$636	$(1,263)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Group Holdings	$522	$565	$74	$624	$(1,263)	$522
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive (loss) income	$(11)	$69	$49	$(113)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Group Holdings	$(11)	$69	$44	$(113)	$(11)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive loss	$(552)	$(494)	$(519)	$1,026	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(494)	$(532)	$1,026	$(552)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Group Holdings—the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
Comprehensive income	$522	$565	$636	$(1,189)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Group Holdings	$522	$565	$624	$(1,189)	$522
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(494)	$(528)	$(519)	$1,554	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(494)	$(528)	$(532)	$1,554	$(552)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive (loss) income	$(11)	$69	$(5)	$49	$(108)	$(6)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Comprehensive (loss) income attributable to Willis Group Holdings	$(11)	$69	$(5)	$44	$(108)	$(11)
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$522	$565	$504	$636	$(1,693)	$534
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)
Comprehensive income attributable to Willis Group Holdings	$522	$565	$504	$624	$(1,693)	$522

Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	—	4	1,040	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Deferred tax assets	—	—	—	12	—	12
Other current assets	1	27	10	205	(29)	214
Amounts due from Group undertakings	3,674	924	1,057	1,114	(6,769)	—
Total current assets	3,684	953	1,071	11,943	(6,798)	10,853
NON-CURRENT ASSETS
Investments in subsidiaries	—	2,536	721	—	(3,257)	—
Fixed assets, net	—	20	42	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	9	—	9
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	3	8	2	207	—	220
Non-current amounts due from Group undertakings	—	518	740	—	(1,258)	—
Total non-current assets	3	3,229	1,505	4,360	(4,515)	4,582
TOTAL ASSETS	$3,687	$4,182	$2,576	$16,303	$(11,313)	$15,435
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	4	30	584	—	619
Income taxes payable	—	—	7	55	(29)	33
Short-term debt and current portion of long-term debt	—	17	149	1	—	167
Deferred tax liabilities	—	—	—	21	—	21
Other current liabilities	67	11	46	320	—	444
Amounts due to Group undertakings	—	4,374	1,499	896	(6,769)	—
Total current liabilities	68	4,406	1,731	10,825	(6,798)	10,232
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	796	765	581	—	—	2,142
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	128	—	128
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	—	17	372	—	389
Non-current amounts due to Group undertakings	—	—	518	740	(1,258)	—
Total non-current liabilities	1,634	765	1,116	1,718	(2,096)	3,137
TOTAL LIABILITIES	$1,702	$5,171	$2,847	$12,543	$(8,894)	$13,369

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Group Holdings stockholders’ equity	1,985	(989)	(271)	3,679	(2,419)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	(271)	3,701	(2,419)	2,007
TOTAL LIABILITIES AND EQUITY	$3,687	$4,182	$2,576	$16,303	$(11,313)	$15,435

Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$3	$—	$790	$—	$796
Accounts receivable, net	—	—	4	1,037	—	1,041
Fiduciary assets	—	—	—	8,412	—	8,412
Deferred tax assets	—	—	—	16	(1)	15
Other current assets	1	21	10	186	(21)	197
Amounts due by group undertakings	4,051	903	1,317	1,484	(7,755)	—
Total current assets	4,055	927	1,331	11,925	(7,777)	10,461
NON-CURRENT ASSETS
Investments in subsidiaries	—	2,838	1,021	—	(3,859)	—
Fixed assets, net	—	15	51	415	—	481
Goodwill	—	—	—	2,838	—	2,838
Other intangible assets, net	—	—	—	353	—	353
Investments in associates	—	156	—	20	—	176
Deferred tax assets	—	—	—	7	—	7
Pension benefits asset	—	—	—	278	—	278
Other non-current assets	4	9	5	188	—	206
Non-current amounts due by group undertakings	—	518	690	—	(1,208)	—
Total non-current assets	4	3,536	1,767	4,099	(5,067)	4,339
TOTAL ASSETS	$4,059	$4,463	$3,098	$16,024	$(12,844)	$14,800
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,412	$—	$8,412
Deferred revenue and accrued expenses	2	1	28	555	—	586
Income taxes payable	—	3	—	39	(21)	21
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	—	—	—	25	—	25
Other current liabilities	62	15	38	300	—	415
Amounts due to group undertakings	—	4,760	1,662	1,333	(7,755)	—
Total current liabilities	64	4,794	1,728	10,664	(7,776)	9,474
NON-CURRENT LIABILITIES
Investments in subsidiaries	985	—	—	—	(985)	—
Long-term debt	795	782	733	1	—	2,311
Liabilities for pension benefits	—	—	—	136	—	136
Deferred tax liabilities	—	1	—	55	—	56
Provisions for liabilities	—	—	—	206	—	206
Other non-current liabilities	—	—	48	326	—	374
Non-current amounts due to group undertakings	—	—	518	690	(1,208)	—
Total non-current liabilities	1,780	783	1,299	1,414	(2,193)	3,083
TOTAL LIABILITIES	$1,844	$5,577	$3,027	$12,078	$(9,969)	$12,557

Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
EQUITY
Total Willis Group Holdings stockholders’ equity	2,215	(1,114)	71	3,918	(2,875)	2,215
Noncontrolling interests	—	—	—	28	—	28
Total equity	2,215	(1,114)	71	3,946	(2,875)	2,243
TOTAL LIABILITIES AND EQUITY	$4,059	$4,463	$3,098	$16,024	$(12,844)	$14,800
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$624	$—	$635
Accounts receivable, net	—	4	1,040	—	1,044
Fiduciary assets	—	—	8,948	—	8,948
Deferred tax assets	—	—	12	—	12
Other current assets	1	37	205	(29)	214
Amounts due from group undertakings	3,674	731	1,114	(5,519)	—
Total current assets	3,684	774	11,943	(5,548)	10,853
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,528	—	(3,528)	—
Fixed assets, net	—	62	421	—	483
Goodwill	—	—	2,937	—	2,937
Other intangible assets, net	—	—	450	—	450
Investments in associates	—	147	22	—	169
Deferred tax assets	—	—	9	—	9
Pension benefits asset	—	—	314	—	314
Other non-current assets	3	10	207	—	220
Non-current amounts due from group undertakings	—	740	—	(740)	—
Total non-current assets	3	4,487	4,360	(4,268)	4,582
TOTAL ASSETS	$3,687	$5,261	$16,303	$(9,816)	$15,435
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	34	584	—	619
Income taxes payable	—	7	55	(29)	33
Short-term debt and current portion on long-term debt	—	166	1	—	167
Deferred tax liabilities	—	—	21	—	21
Other current liabilities	67	57	320	—	444
Amounts due to group undertakings	—	4,623	896	(5,519)	—
Total current liabilities	68	4,887	10,825	(5,548)	10,232
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	(838)	—
Long-term debt	796	1,346	—	—	2,142
Liabilities for pension benefits	—	—	284	—	284
Deferred tax liabilities	—	—	128	—	128
Provisions for liabilities	—	—	194	—	194
Other non-current liabilities	—	17	372	—	389
Non-current amounts due to group undertakings	—	—	740	(740)	—
Total non-current liabilities	1,634	1,363	1,718	(1,578)	3,137
TOTAL LIABILITIES	$1,702	$6,250	$12,543	$(7,126)	$13,369

Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	59	—	59

EQUITY
Total Willis Group Holdings stockholders’ equity	1,985	(989)	3,679	(2,690)	1,985
Noncontrolling interests	—	—	22	—	22
Total equity	1,985	(989)	3,701	(2,690)	2,007
TOTAL LIABILITIES AND EQUITY	$3,687	$5,261	$16,303	$(9,816)	$15,435
Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$3	$790	$—	$796
Accounts receivable, net	—	4	1,037	—	1,041
Fiduciary assets	—	—	8,412	—	8,412
Deferred tax assets	—	—	16	(1)	15
Other current assets	1	31	186	(21)	197
Amounts due from group undertakings	4,051	975	1,484	(6,510)	—
Total current assets	4,055	1,013	11,925	(6,532)	10,461
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,788	—	(3,788)	—
Fixed assets, net	—	66	415	—	481
Goodwill	—	—	2,838	—	2,838
Other intangible assets, net	—	—	353	—	353
Investments in associates	—	156	20	—	176
Deferred tax assets	—	—	7	—	7
Pension benefits asset	—	—	278	—	278
Other non-current assets	4	14	188	—	206
Non-current amounts due from group undertakings	—	690	—	(690)	—
Total non-current assets	4	4,714	4,099	(4,478)	4,339
TOTAL ASSETS	$4,059	$5,727	$16,024	$(11,010)	$14,800
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$8,412	$—	$8,412
Deferred revenue and accrued expenses	2	29	555	—	586
Income taxes payable	—	3	39	(21)	21
Short-term debt and current portion of long-term debt	—	15	—	—	15
Deferred tax liabilities	—	—	25	—	25
Other current liabilities	62	53	300	—	415
Amounts due to group undertakings	—	5,177	1,333	(6,510)	—
Total current liabilities	64	5,277	10,664	(6,531)	9,474
NON-CURRENT LIABILITIES
Investments in subsidiaries	985	—	—	(985)	—
Long-term debt	795	1,515	1	—	2,311
Liabilities for pension benefits	—	—	136	—	136
Deferred tax liabilities	—	1	55	—	56
Provisions for liabilities	—	—	206	—	206
Other non-current liabilities	—	48	326	—	374
Non-current amounts due to group undertakings	—	—	690	(690)	—
Total non-current liabilities	1,780	1,564	1,414	(1,675)	3,083
TOTAL LIABILITIES	$1,844	$6,841	$12,078	$(8,206)	$12,557

Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
EQUITY
Total Willis Group Holdings stockholders’ equity	2,215	(1,114)	3,918	(2,804)	2,215
Noncontrolling interests	—	—	28	—	28
Total equity	2,215	(1,114)	3,946	(2,804)	2,243
TOTAL LIABILITIES AND EQUITY	$4,059	$5,727	$16,024	$(11,010)	$14,800
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$9	$2	$—	$624	$—	$635
Accounts receivable, net	—	4	—	1,040	—	1,044
Fiduciary assets	—	—	—	8,948	—	8,948
Deferred tax assets	—	—	—	12	—	12
Other current assets	1	41	1	205	(34)	214
Amounts due from group undertakings	3,674	1,154	797	1,114	(6,739)	—
Total current assets	3,684	1,201	798	11,943	(6,773)	10,853
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,478	2,578	—	(6,056)	—
Fixed assets, net	—	62	—	421	—	483
Goodwill	—	—	—	2,937	—	2,937
Other intangible assets, net	—	—	—	450	—	450
Investments in associates	—	147	—	22	—	169
Deferred tax assets	—	—	—	9	—	9
Pension benefits asset	—	—	—	314	—	314
Other non-current assets	3	2	8	207	—	220
Non-current amounts due from group undertakings	—	740	518	—	(1,258)	—
Total non-current assets	3	4,429	3,104	4,360	(7,314)	4,582
TOTAL ASSETS	$3,687	$5,630	$3,902	$16,303	$(14,087)	$15,435
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,948	$—	$8,948
Deferred revenue and accrued expenses	1	34	—	584	—	619
Income taxes payable	—	7	5	55	(34)	33
Short-term debt and current portion of long-term debt	—	149	17	1	—	167
Deferred tax liabilities	—	—	—	21	—	21
Other current liabilities	67	46	11	320	—	444
Amounts due to group undertakings	—	5,267	576	896	(6,739)	—
Total current liabilities	68	5,503	609	10,825	(6,773)	10,232
NON-CURRENT LIABILITIES
Investments in subsidiaries	838	—	—	—	(838)	—
Long-term debt	796	581	765	—	—	2,142
Liabilities for pension benefits	—	—	—	284	—	284
Deferred tax liabilities	—	—	—	128	—	128
Provisions for liabilities	—	—	—	194	—	194
Other non-current liabilities	—	17	—	372	—	389
Non-current amounts due to group undertakings	—	518	—	740	(1,258)	—
Total non-current liabilities	1,634	1,116	765	1,718	(2,096)	3,137
TOTAL LIABILITIES	$1,702	$6,619	$1,374	$12,543	$(8,869)	$13,369
Condensed Consolidating Balance Sheet

	As at December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REDEEMABLE NONCONTROLLING INTEREST	—	—	—	59	—	59

EQUITY
Total Willis Group Holdings stockholders’ equity	1,985	(989)	2,528	3,679	(5,218)	1,985
Noncontrolling interests	—	—	—	22	—	22
Total equity	1,985	(989)	2,528	3,701	(5,218)	2,007
TOTAL LIABILITIES AND EQUITY	$3,687	$5,630	$3,902	$16,303	$(14,087)	$15,435

Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3	$3	$—	$790	$—	$796
Accounts receivable, net	—	4	—	1,037	—	1,041
Fiduciary assets	—	—	—	8,412	—	8,412
Deferred tax assets	—	—	—	16	(1)	15
Other current assets	1	36	1	186	(27)	197
Amounts due from group undertakings	4,051	975	793	1,484	(7,303)	—
Total current assets	4,055	1,018	794	11,925	(7,331)	10,461
NON-CURRENT ASSETS
Investments in subsidiaries	—	3,716	2,705	—	(6,421)	—
Fixed assets, net	—	66	—	415	—	481
Goodwill	—	—	—	2,838	—	2,838
Other intangible assets, net	—	—	—	353	—	353
Investments in associates	—	156	—	20	—	176
Deferred tax assets	—	—	—	7	—	7
Pension benefits asset	—	—	—	278	—	278
Other non-current assets	4	5	9	188	—	206
Non-current amounts due from group undertakings	—	1,113	518	—	(1,631)	—
Total non-current assets	4	5,056	3,232	4,099	(8,052)	4,339
TOTAL ASSETS	$4,059	$6,074	$4,026	$16,024	$(15,383)	$14,800
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$8,412	$—	$8,412
Deferred revenue and accrued expenses	2	29	—	555	—	586
Income taxes payable	—	4	5	39	(27)	21
Short-term debt and current portion of long-term debt	—	—	15	—	—	15
Deferred tax liabilities	—	—	—	25	—	25
Other current liabilities	62	42	11	300	—	415
Amounts due to group undertakings	—	5,813	157	1,333	(7,303)	—
Total current liabilities	64	5,888	188	10,664	(7,330)	9,474
NON-CURRENT LIABILITIES
Investments in subsidiaries	985	—	—	—	(985)	—
Long-term debt	795	733	782	1	—	2,311
Liabilities for pension benefits	—	—	—	136	—	136
Deferred tax liabilities	—	1	—	55	—	56
Provisions for liabilities	—	—	—	206	—	206
Other non-current liabilities	—	48	—	326	—	374
Non-current amounts due to group undertakings	—	518	423	690	(1,631)	—
Total non-current liabilities	1,780	1,300	1,205	1,414	(2,616)	3,083
TOTAL LIABILITIES	$1,844	$7,188	$1,393	$12,078	$(9,946)	$12,557
Condensed Consolidating Balance Sheet

	As at December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
EQUITY
Total Willis Group Holdings stockholders’ equity	2,215	(1,114)	2,633	3,918	(5,437)	2,215
Noncontrolling interests	—	—	—	28	—	28
Total equity	2,215	(1,114)	2,633	3,946	(5,437)	2,243
TOTAL LIABILITIES AND EQUITY	$4,059	$6,074	$4,026	$16,024	$(15,383)	$14,800

Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$387	$265	$212	$(352)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	1	6	(1)	6
Additions to fixed assets	—	(9)	(10)	(95)	1	(113)
Additions to intangibles assets	—	—	—	(4)	—	(4)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(241)	—	(241)
Payments to acquire other investments	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	—	120	435	(916)	—
Repayments of intercompany investing activities	—	(53)	(131)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(62)	(20)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	(15)	—	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Dividends paid	(210)	—	—	(352)	352	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	46	4	180	(230)	—
Repayments of intercompany financing activities	—	(353)	(249)	(314)	916	—
Net cash used in financing activities	(289)	(326)	(245)	(470)	1,007	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$125	$7	$662	$(237)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	3	9	—	12
Additions to fixed assets	—	(7)	(11)	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of subsidiaries, net of cash acquired	—	(237)	(230)	(30)	467	(30)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from sale of associates	—	—	—	4	—	4
Proceeds from sale of operations, net of cash disposed	—	—	230	257	(467)	20
Proceeds from intercompany investing activities	383	211	36	60	(690)	—
Repayments of intercompany investing activities	(347)	(442)	(120)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(475)	(92)	(588)	999	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	522	—	—	—	522
Debt issuance costs	—	(8)	—	—	—	(8)
Repayments of debt	—	(15)	(521)	—	—	(536)
Tender premium on extinguishment of senior notes	—	—	(65)	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(193)	—	(230)	(7)	237	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	321	901	467	(1,689)	—
Repayments of intercompany financing activities	—	(467)	—	(223)	690	—
Net cash (used in) provided by financing activities	(38)	353	85	225	(762)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(23)	$1,504	$(44)	$(97)	$(815)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(7)	(19)	(109)	—	(135)
Additions to intangible assets	—	—	—	(2)	—	(2)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from intercompany investing activities	256	216	44	1,230	(1,746)	—
Repayments of intercompany investing activities	—	(318)	(10)	(81)	409	—
Net cash provided by (used in) investing activities	256	(109)	15	1,003	(1,337)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of debt	—	(15)	—	—	—	(15)
Proceeds from issue of other debt	—	1	—	—	—	1
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(185)	—	—	(815)	815	(185)
Proceeds from sale of noncontrolling interest	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Cash received on intercompany financing activities	—	81	—	328	(409)	—
Cash paid on intercompany financing activities	—	(1,462)	(134)	(150)	1,746	—
Net cash used in financing activities	(232)	(1,395)	(134)	(682)	2,152	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	—	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$652	$212	$(352)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	1	6	(1)	6
Additions to fixed assets	—	(19)	(95)	1	(113)
Additions to intangibles assets	—	—	(4)	—	(4)
Acquisitions of subsidiaries, net of cash acquired	—	—	(241)	—	(241)
Payments to acquire other investments	—	—	(10)	—	(10)
Proceeds from disposal of operations, net of cash disposed	—	—	86	—	86
Proceeds from intercompany investing activities	361	120	435	(916)	—
Repayments of intercompany investing activities	—	(180)	(46)	226	—
Additional investment in subsidiaries	(31)	—	—	31	—
Net cash provided by (used in) investing activities	330	(78)	131	(659)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	(3)	—	(3)
Repayments of debt	—	(15)	—	—	(15)
Repurchase of shares	(213)	—	—	—	(213)
Proceeds from the issue of shares	134	—	31	(31)	134
Excess tax benefits from share-based payment arrangements	—	—	5	—	5
Dividends paid	(210)	—	(352)	352	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	(4)
Dividends paid to noncontrolling interests	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	46	180	(226)	—
Repayments of intercompany financing activities	—	(602)	(314)	916	—
Net cash used in financing activities	(289)	(575)	(470)	1,011	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$4	$(98)	$662	$(7)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	3	9	—	12
Additions to fixed assets	—	(18)	(94)	—	(112)
Additions to intangible assets	—	—	(7)	—	(7)
Acquisitions of subsidiaries, net of cash acquired	—	(237)	(30)	237	(30)
Payments to acquire other investments	—	—	(7)	—	(7)
Proceeds from sale of associates	—	—	4	—	4
Proceeds from sale of operations, net of cash disposed	—	—	257	(237)	20
Proceeds from intercompany investing activities	383	223	60	(666)	—
Repayments of intercompany investing activities	(347)	(120)	(780)	1,247	—
Net cash provided by (used in) investing activities	36	(149)	(588)	581	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	522	—	—	522
Debt issuance costs	—	(8)	—	—	(8)
Repayments of debt	—	(536)	—	—	(536)
Tender premium on extinguishment of senior notes	—	(65)	—	—	(65)
Proceeds from the issue of shares	155	—	—	—	155
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Dividends paid	(193)	—	(7)	7	(193)
Acquisition of noncontrolling interests	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	780	467	(1,247)	—
Repayments of intercompany financing activities	—	(443)	(223)	666	—
Net cash (used in) provided by financing activities	(38)	250	225	(574)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$790	$—	$796

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings — the Parent Issuer	The Guarantors	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(23)	$1,460	$(97)	$(815)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	5	—	5
Additions to fixed assets	—	(26)	(109)	—	(135)
Additions to intangible assets	—	—	(2)	—	(2)
Acquisitions of subsidiaries, net of cash acquired	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	(7)	—	(7)
Proceeds from intercompany investing activities	256	150	1,230	(1,636)	—
Repayments of intercompany investing activities	—	(328)	(81)	409	—
Net cash provided by (used in) investing activities	256	(204)	1,003	(1,227)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of debt	—	(15)	—	—	(15)
Proceeds from the issue of other debt	—	1	—	—	1
Repurchase of shares	(100)	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	2	—	2
Dividends paid	(185)	—	(815)	815	(185)
Proceeds from sale of noncontrolling interest	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	(11)	—	(11)
Proceeds from intercompany financing activities	—	81	328	(409)	—
Repayments of intercompany financing activities	—	(1,486)	(150)	1,636	—
Net cash used in financing activities	(232)	(1,419)	(682)	2,042	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$499	$—	$500
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(35)	$781	$181	$212	$(662)	$477
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	1	—	6	(1)	6
Additions to fixed assets	—	(19)	—	(95)	1	(113)
Additions to intangible assets	—	—	—	(4)	—	(4)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(241)	—	(241)
Payments to acquire other investments	—	—	—	(10)	—	(10)
Proceeds from sale of operations, net of cash disposed	—	—	—	86	—	86
Proceeds from intercompany investing activities	361	120	—	435	(916)	—
Repayments of intercompany investing activities	—	(180)	(4)	(46)	230	—
Additional investment in subsidiaries	(31)	—	—	—	31	—
Net cash provided by (used in) investing activities	330	(78)	(4)	131	(655)	(276)
CASH FLOWS FROM FINANCING ACTIVITIES
Debt issuance costs	—	—	—	(3)	—	(3)
Repayments of debt	—	—	(15)	—	—	(15)
Repurchase of shares	(213)	—	—	—	—	(213)
Proceeds from issue of shares	134	—	—	31	(31)	134
Excess tax benefits from share-based payment arrangement	—	—	—	5	—	5
Dividends paid	(210)	(155)	(155)	(352)	662	(210)
Acquisition of noncontrolling interests	—	(4)	—	—	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(17)	—	(17)
Proceeds from intercompany financing activities	—	50	—	180	(230)	—
Repayments of intercompany financing activities	—	(595)	(7)	(314)	916	—
Net cash used in financing activities	(289)	(704)	(177)	(470)	1,317	(323)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6	(1)	—	(127)	—	(122)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(39)	—	(39)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3	3	—	790	—	796
CASH AND CASH EQUIVALENTS, END OF YEAR	$9	$2	$—	$624	$—	$635

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH PROVIDED BY OPERATING ACTIVITIES	$4	$399	$63	$662	$(567)	$561
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	3	—	9	—	12
Additions to fixed assets	—	(18)	—	(94)	—	(112)
Additions to intangible assets	—	—	—	(7)	—	(7)
Acquisitions of subsidiaries, net of cash acquired	—	(237)	—	(30)	237	(30)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from sale of associates	—	—	—	4	—	4
Proceeds from sale of operations, net of cash disposed	—	—	—	257	(237)	20
Proceeds from intercompany investing activities	383	160	132	60	(735)	—
Repayments of intercompany investing activities	(347)	(120)	(442)	(780)	1,689	—
Net cash provided by (used in) investing activities	36	(212)	(310)	(588)	954	(120)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	—	—	522	—	—	522
Debt issuance costs	—	—	(8)	—	—	(8)
Repayments of debt	—	(521)	(15)	—	—	(536)
Tender premium on extinguishment of senior notes	—	(65)	—	—	—	(65)
Proceeds from issue of shares	155	—	—	—	—	155
Excess tax benefits from share-based payment arrangement	—	—	—	2	—	2
Dividends paid	(193)	(230)	(330)	(7)	567	(193)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Proceeds from intercompany financing activities	—	1,075	147	467	(1,689)	—
Repayments of intercompany financing activities	—	(443)	(69)	(223)	735	—
Net cash (used in) provided by financing activities	(38)	(184)	247	225	(387)	(137)
INCREASE IN CASH AND CASH EQUIVALENTS	2	3	—	299	—	304
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(8)	—	(8)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF YEAR	$3	$3	$—	$790	$—	$796

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(23)	$2,393	$1,356	$(97)	$(3,104)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(26)	—	(109)	—	(135)
Additions to intangible assets	—	—	—	(2)	—	(2)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Proceeds from intercompany investing activities	256	176	78	1,230	(1,740)	—
Repayments of intercompany investing activities	—	(197)	(131)	(81)	409	—
Net cash provided by (used in) investing activities	256	(47)	(53)	1,003	(1,331)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of debt	—	(4)	(11)	—	—	(15)
Proceeds from issue of other debt	—	—	1	—	—	1
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(185)	(1,220)	(1,069)	(815)	3,104	(185)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Proceeds from intercompany financing activities	—	81	—	328	(409)	—
Repayments of intercompany financing activities	—	(1,366)	(224)	(150)	1,740	—
Net cash used in financing activities	(232)	(2,509)	(1,303)	(682)	4,435	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	(163)	—	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	163	—	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500